UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195

                               UBS M2 FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 AVENUE OF THE AMERICAS, 37TH FLOOR
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                   JAMES DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                           1285 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-882-5819

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                             UBS M2 FUND, L.L.C.
                                                SCHEDULE OF INVESTMENTS IN FUNDS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2006

--------------------------------------------------------------------------------


                                                                              % OF          REALIZED AND
                                                                            MEMBERS'    UNREALIZED GAIN (LOSS)
INVESTMENT FUND:                               COST           FAIR VALUE    CAPITAL      FROM INVESTMENTS           LIQUIDITY
----------------                           ------------      ------------    ------     ----------------------      -----------

Abrams Bison Partners, L.P.                $ 22,000,000      $ 26,230,908     4.20%          $ 1,813,999              Annually
Arience Captial Partners, L.P.               18,500,000        25,584,333     4.10             1,599,231              Monthly
Cantillon Europe Fund I, L.P.                 9,000,000        13,692,684     2.19               481,349             Quarterly
Cavalry Technology, L.P.                      4,000,000         5,547,492     0.89               560,615             Quarterly
Corsair Capital Partners, L.P.               24,000,000        31,432,334     5.03             2,277,992              Annually
Cycladic Catalyst Fund, L.P.                 12,500,000        15,157,211     2.43             1,452,357             Quarterly
Cycladic Catalyst Fund, LTD                  14,500,000        16,379,652     2.62             1,589,101             Quarterly
DE Shaw Oculus Fund, L.L.C.                  18,000,000        20,157,225     3.23               400,335             Quarterly
Delta Fund Europe,  L.P.                     34,000,000        53,419,528     8.55             7,529,762             Quarterly
Delta Institutional Fund, L.P.               32,000,000        56,607,022     9.06             6,371,258             Quarterly
East Side Capital, L.P.                      34,000,000        40,279,116     6.45             1,074,704              Annually
Eastern Advisor Fund, L.P.                   17,500,000        22,758,412     3.64             2,497,896              Monthly
Eminence Long Alpha, LP                      34,000,000        36,823,373     5.89             1,247,636             Quarterly
Eminence Partners L.P.                        3,500,000         3,585,989     0.57                85,989            Semi-annual
Lazard European Explorer, L.P.               11,500,000        15,705,007     2.51             1,968,498             Quarterly
Lazard European Explorer, LTD                11,000,000        11,528,591     1.85               528,591             Quarterly
Meditor Cobra Fund, LTD                      13,000,000        13,751,880     2.20             1,263,084              Monthly
Meditor Hawk Fund, LTD                        9,500,000        14,098,772     2.26             1,674,360              Monthly
North Sound Legacy Institutional Fund        21,500,000        29,916,205     4.79             2,155,460              Monthly
Pershing Square, L.P.                        19,000,000        28,038,204     4.49             1,719,173              Annually
Steel Partners Japan L.P.                    20,000,000        20,617,339     3.30               617,339             Quarterly
SuNOVA Partners, L.P.                        21,000,000        29,034,919     4.65             1,369,296             Quarterly
The Children's Investment Fund, L.P.         19,000,000        28,482,548     4.56             3,651,848              Annually
Tiger Asia Fund, L.P.                        21,000,000        24,989,955     4.00             2,515,185              Annually
Whitney New Japan Investors, LTD             19,500,000        29,550,293     4.73            (4,171,129)            Quarterly
Redeemed Investment Funds                            --                --       --                53,705
                                           ------------      ------------    ------          -----------
TOTAL                                      $463,500,000      $613,368,992    98.19%          $42,327,634
                                           ============      ============    ======          ===========



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS M2 FUND L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal Accounting Officer
                             (principal financial officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.